CONVERTIBLE NOTE PAYABLE	3 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 9 – CONVERTIBLE NOTE PAYABLE

On September 13, 2020 the Company borrowed $250,000 from Leonite Capital with interest at a rate of 10% and a due date of March 13, 2021. Financing costs increased the principal t $290,000. In consideration for entering into the note Leonite received 1,500,000 common shares upon closing. The Company has the right to repay the note prior to maturity at a rate of 110% of the then principal and interest. The note is convertible to common stock at a fixed conversion price of $.015.